Property and Equipment, net	6 Months Ended
Jun. 30, 2025
Property and Equipment, net [Abstract]
Property and Equipment, net
6.

Property and Equipment, net
The Company

owns the

land and

building of

its principal

corporate offices

in Athens,

Greece and
three
plots

of

land

acquired

for

corporate

purposes.

Other

assets

consist

of

office

furniture

and

equipment,
computer software and hardware

and vehicles. The amount

reflected in “Property and

equipment, net” is
analyzed as follows:

Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2024 $ 34,660 $ (7,485) $ 27,175
- Additions in property and equipment 851 - 851
- Depreciation for the period - (497) (497)
Balance, June 30, 2025 $ 35,511 $ (7,982) $ 27,529